Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,003.5	$ 805.5	$ 718.5
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,003.5
Long-term debt (including interest)	1,556.5
Derivative financial instruments	8.9
Other financial liabilities (including interest)	127.9
Total	2,696.8
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,003.5
Long-term debt (including interest)	72.9
Derivative financial instruments	6.9
Other financial liabilities (including interest)	101.5
Total	1,184.8
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	137.4
Other financial liabilities (including interest)	0.8
Total	138.2
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	139.6
Other financial liabilities (including interest)	0.5
Total	140.1
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	1,206.6
Derivative financial instruments	2.0
Other financial liabilities (including interest)	25.1
Total	$ 1,233.7